Discontinued Operations (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 20, 2021	Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Sale of outstanding equity interest, percentage	100.00%
Consideration for sale of discontinued operation	$ 125.0
Gain on the disposal of the discontinued operation		$ 58.8